Derivative Financial Instruments - Schedule of Fair Value Assumption of Derivative Instruments (Details) (10-K)	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Oct. 31, 2019 USD ($)
Fair Value: Conversion feature		$ 400,139	$ 0	$ 565,195
Risk Free Interest Rate [Member]
Conversion feature		1.77	0.17	1.75
Expected Volatility [Member]
Conversion feature		222	182	223
Expected Life [Member]
Conversion feature: Expected life (in years)	1 year	1 year
Expected Dividend Yield [Member]
Conversion feature		0.00	0.00	0.00